Other financial assets (Tables)	12 Months Ended
Dec. 31, 2022
Other financial assets
Schedule of other financial assets

	Debt securities
	Central and local government			Other		Equity
	UK	US	Other	debt	Total	shares	Loans	Total
2022	£m	£m	£m	£m	£m	£m	£m	£m
Mandatory fair value through profit or loss	—	—	—	2	2	3	782	787
Fair value through other comprehensive income (1)	802	7,175	1,757	6,765	16,499	357	117	16,973
Amortised cost	2,562	937	54	9,582	13,135	—	—	13,135
Total	3,364	8,112	1,811	16,349	29,636	360	899	30,895

2021
Mandatory fair value through profit or loss	—	—	—	6	6	13	298	317
Fair value through other comprehensive income (1)	11,938	10,086	5,604	9,058	36,686	312	268	37,266
Amortised cost	3,821	156	81	4,504	8,562	—	—	8,562
Total	15,759	10,242	5,685	13,568	45,254	325	566	46,145

(1)

Upon initial recognition, NatWest Group occasionally irrevocably designates some of its equity investments as equity instruments at FVOCI when they meet the definition of equity under IAS 32 Financial instruments: presentation, are not held for trading or they are held for strategic purposes. Such classification is determined on an instrument-by-instrument basis. Gains and losses on these equity instruments are not recycled to the income statement and dividends are recognised in profit or loss except when they represent a recovery of part of the cost of the instrument, in which case such gains are recorded in OCI. Equity instruments at FVOCI are not subject to an impairment assessment.